Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Weighted average discount rate	8.16%	11.20%
Weighted-average remaining lease term	2 years 9 months 29 days	2 years 10 months 28 days
Operating lease cost	$ 592	$ 537	$ 899
Short-term lease cost	480	379	223
Operating lease liabilities	$ 678		$ 1,008
Operating lease liabilities		$ 1,088